Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001070524
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	Greene County Bancorp, Inc.
Amendment Flag	false
The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]
Document Information Line Items
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Amendment Flag	false